3. MATERIAL ACCOUNTING POLICIES: Provisions (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Provisions

Provisions

Recognition of Provisions

A provision is recognized when the Group has a present obligation (either legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made.

Measurement of Provisions

Provisions are measured at the best estimate of the expenditure required to settle the obligation, considering the risks and uncertainties surrounding the obligation. Where the effect of the time value of money is material, provisions are discounted using a pre-tax rate that reflects current market conditions and the specific risks associated with the liability.

Review and Adjustment of Provisions

Provisions are reviewed at each reporting date and adjusted to reflect the best estimate at that time. If the likelihood of an outflow of resources changes or new information becomes available, the provision is revised accordingly.